Document and Entity Information	Jul. 22, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 22, 2019
Entity Registrant Name	Cullen/Frost Bankers, Inc.
Entity Incorporation, State or Country Code	TX
Entity File Number	001-13221
Entity Tax Identification Number	74-1751768
Entity Address, Address Line One	111 W. Houston Street,
Entity Address, City or Town	San Antonio,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78205
City Area Code	(210)
Local Phone Number	220-4011
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000039263
Common Stock [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $.01 Par Value
Trading Symbol	CFR
Security Exchange Name	NYSE
Preferred Class A [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Entity Information [Line Items]
Title of 12(b) Security	5.375% Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	CFR.PRA
Security Exchange Name	NYSE
Former Address [Member]
Entity Information [Line Items]
Entity Address, Address Line One	100 W. Houston Street,
Entity Address, City or Town	San Antonio,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78205